STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Restated) - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at the beginning at Jul. 29, 2019	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jul. 29, 2019	0
Non-Redeemable ordinary shares issued to Sponsor	$ 345	24,655	0	25,000
Non-Redeemable ordinary shares issued to Sponsor (in shares)	3,450,000
Sale of 13,800,000 Units, net of underwriting discount and offering expenses	$ 1,380	134,811,315	0	134,812,695
Sale of 13,800,000 Units, net of underwriting discount and offering expenses (in shares)	13,800,000
Issuance of Representative Shares	$ 150,000	1,122	0	1,137
Issuance of Representative Shares (in shares)	15
Contribution in excess of fair value of private warrants	$ 0	2,757,778	0	2,757,778
Change in redeemable ordinary shares subject to possible redemption	$ (1,322)	(132,216,368)	0	(132,217,690)
Change in redeemable ordinary shares subject to possible redemption (in shares)	(13,221,769)
Net loss	$ 0	0	(378,919)	(378,919)
Balance at the end at Dec. 31, 2019	$ 418	5,378,502	(378,919)	$ 5,000,001
Balance at the end (in shares) at Dec. 31, 2019	4,178,231			4,178,231
Net loss				$ 1,291,894
Balance at the end at Mar. 31, 2020				5,000,005
Balance at the beginning at Dec. 31, 2019	$ 418	5,378,502	(378,919)	$ 5,000,001
Balance at the beginning (in shares) at Dec. 31, 2019	4,178,231			4,178,231
Net loss			(9,894)	$ (9,894)
Balance at the end at Jun. 30, 2020	$ 418	5,388,402	(388,813)	5,000,007
Balance at the end (in shares) at Jun. 30, 2020	4,179,221
Balance at the beginning at Dec. 31, 2019	$ 418	5,378,502	(378,919)	$ 5,000,001
Balance at the beginning (in shares) at Dec. 31, 2019	4,178,231			4,178,231
Net loss				$ (234,600)
Balance at the end at Sep. 30, 2020				5,000,001
Balance at the beginning at Dec. 31, 2019	$ 418	5,378,502	(378,919)	$ 5,000,001
Balance at the beginning (in shares) at Dec. 31, 2019	4,178,231			4,178,231
Non-Redeemable ordinary shares issued to Sponsor	$ 15	1,531,185	0	$ 1,531,200
Change in redeemable ordinary shares subject to possible redemption (in shares)	153,120
Net loss	$ 0	0	(1,531,192)	(1,531,192)
Balance at the end at Dec. 31, 2020	$ 433	6,909,687	(1,910,111)	$ 5,000,009
Balance at the end (in shares) at Dec. 31, 2020	4,331,351			4,331,351
Balance at the beginning at Mar. 31, 2020				$ 5,000,005
Net loss				(1,301,788)
Balance at the end at Jun. 30, 2020	$ 418	5,388,402	(388,813)	5,000,007
Balance at the end (in shares) at Jun. 30, 2020	4,179,221
Net loss				(224,706)
Balance at the end at Sep. 30, 2020				5,000,001
Balance at the beginning at Dec. 31, 2020	$ 433	6,909,687	(1,910,111)	$ 5,000,009
Balance at the beginning (in shares) at Dec. 31, 2020	4,331,351			4,331,351
Change in redeemable ordinary shares subject to possible redemption	$ (73)	(6,909,687)	(403,750)	$ (7,313,510)
Change in redeemable ordinary shares subject to possible redemption (in shares)	(731,351)
Net loss	$ 0	0	(11,284,061)	(11,284,061)
Balance at the end at Jun. 30, 2021	$ 360	$ 0	$ (13,597,922)	$ (13,597,562)
Balance at the end (in shares) at Jun. 30, 2021	3,600,000			3,600,000